Investments-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		2 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Feb. 22, 2011 Province of Ontario Bond [Member]	Jun. 30, 2011 Province of Ontario Bond [Member]	Dec. 31, 2010 Province of Ontario Bond [Member]
Schedule of Available for Sale Securities [Line Items]
Investments					$ 6,080
Proceeds from sale of available for sale of securities	0	6,082	6,082
Unrealized gain loss on available for sale securities	$ 0	$ (7)		$ 7